Average Annual Total Returns - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIP International Capital Appreciation Portfolio	Apr. 29, 2023
VIP International Capital Appreciation Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(26.45%)
Past 5 years	3.20%
Past 10 years	7.16%
F0340
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%